Net Loss Per Unit (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Net Income (Loss) Per Share
Exercise price of warrant	$ 0.01		$ 0.01
Number of units outstanding	0	215,476,828	305,632,700	181,148,044
Anti-dilutive warrants		4,072,526	4,799,204	3,839,359
Weighted average number of units, basic (in shares)	23,198,658	220,025,101	312,324,651	188,579,085
Weighted average number of units, diluted (in shares)	23,198,658	220,025,101	312,324,651	188,579,085
Annum rate of return	8.00%		8.00%	8.00%
Series B units
Net Income (Loss) Per Share
Weighted average number of units, basic (in shares)			9,906,827	9,906,827
Weighted average number of units, diluted (in shares)			9,906,827	9,906,827
Series C units
Net Income (Loss) Per Share
Weighted average number of units, basic (in shares)			1,584,327	1,481,622
Weighted average number of units, diluted (in shares)			1,584,327	1,481,622